Long-Term Debt, Maturities of Finance Lease Liabilities (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Maturities of Financing Lease Liabilities [Abstract]
2025	$ 1,380
2026	2,737
2027	2,738
2028	19,140
Total lease payments	25,995
Less: Discount based on incremental borrowing rate	(4,388)
Total finance lease liability	21,607
Finance lease right of use asset	$ 82